NORTHERN LIGHTS FUND TRUST

September 1, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-	Eagle MLP Strategy Fund
Toews Hedged Core W Fund
Toews Hedged Core Frontier Fund
Toews Hedged High Yield Bond Fund
Toews Hedged Core L Fund
Toews Hedged Core S Fund
Toews Hedged Growth Allocation Fund
Toews Unconstrained Income Fund
Toews Tactical Defensive Alpha Fund
KCM Macro Trends Fund
EAS Crow Point Alternatives

Post Effective Amendment Nos. 744, 745, 746, and 747 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Eagle MLP Strategy Fund, Toews Hedged Core W Fund, Toews Hedged Core Frontier Fund, Toews Hedged High Yield Bond Fund, Toews Hedged Core L Fund, Toews Hedged Core S Fund, Toews Hedged Growth Allocation Fund, Toews Unconstrained Income Fund, Toews Tactical Defensive Alpha Fund, KCM Macro Trends Fund, and EAS Crow Point Alternatives Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectuses and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Eagle MLP Strategy Fund	744	0001580642-15-003902	August 28, 2015
Toews Hedged Core W Fund Toews Hedged Core Frontier Fund Toews Hedged High Yield Bond Fund Toews Hedged Core L Fund Toews Hedged Core S Fund Toews Hedged Growth Allocation Fund Toews Unconstrained Income Fund Toews Tactical Defensive Alpha Fund	745	0001580642-15-003913	August 28, 2015
KCM Macro Trends Fund	746	0001580642-15-003915	August 28, 2015
EAS Crow Point Alternatives Fund	747	0001580642-15-003917	August 28, 2015

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ Stephanie Shearer

Stephanie Shearer

Assistant Secretary